Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Favorable lease terms - Cost	$ 127,788	$ 158,987	$ 248,528
Favorable lease terms - Accumulated amortization	72,449	84,932	129,123
Write-off - Cost	$ 31,199
Finite lived intangible assets amortization method	straight line
Weighted average useful life for favorable lease terms chartered out	9 years 7 months 4 days
Acceleration of amortization of intangible asset		22,063	3,205
Navios Fulvia
Favorable lease terms - Cost	$ 31,199
Favorable lease terms - Accumulated amortization	31,199
Write-off - Cost	$ 31,199
Navios Pollux
Acceleration of amortization of intangible asset		22,010
Two vessels
Acceleration of amortization of intangible asset		$ 53
Navios Melodia
Acceleration of amortization of intangible asset			$ 3,205